Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2013	2012
Net operating loss carry forwards	$48,133	$47,335
Tax credit carry forwards	981	981
Accruals and allowances	296	90
Other	46	162
Total deferred tax asset	49,456	48,568

Less valuation allowance	(49,456)	(48,568)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
	2013	2012
Federal tax at statutory rate	34.0%	34.0%
Share based compensation	(0.3)%	43.2%
Contingent liability true-up	0.0%	14.7%
Other	(0.6)%	(0.3)%
Adjustment due to change in valuation allowance	(33.1)%	(89.4)%
	(0.0)%	2.2%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2013	2012
Balance at January 1	$300	$300
Increase (decrease) related to prior year tax positions	—	—
Increase (decrease) related to current year tax positions	—	—
Settlements	—	—
Reductions due to lapse of applicable statute of limitations	—	—
Balance at December 31	$300	$300